Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. COMMITMENTS AND CONTINGENCIES
FCI provided their employees with collateral for personal loans which is deposited at a designated bank and the amount deposited was US$
448 thousand at December 31, 2018. Such amounts were accounted for as restricted cash.
Litigation
The Company is subject to legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business. Although the outcome of such proceedings and claims cannot be predicted with certainty, management does not believe that the outcome of any of these matters will have a material adverse effect on our business, results of operations, financial position or cash flows. Any litigation, however, involves potential risk and potentially significant litigation costs, and therefore there can be no assurance that any litigation which is now pending or which may arise in the future would not have such a material adverse effect on our business, financial position, results of operations or cash flows.
All American Semiconductor, Inc. (“All American” or “AASI”) was a former distributor for the Company. On April 25, 2007, All American filed for Chapter 11 bankruptcy protection. At the time of the filing, the Company had US$256 thousand of unpaid accounts receivable from All American. On April 17, 2009 SMI USA and related entities were named as defendants in an adversary proceeding filed by the AASI Creditor Liquidating Trust (“CLT”) in the bankruptcy case pending in the U.S. Bankruptcy Court for the Southern District of Florida. The CLT was seeking the return of allegedly avoidable transfers in the amount of US$854 thousand. SMI USA filed an answer and affirmative defenses. In March 2010, SMI USA settled with the CLT by paying the amount
of US$220 thousand and on April 1, 2010, the Bankruptcy Court granted the motion to approve stipulations to compromise controversy. On August 23, 2010, the Court entered an order dismissing the adversary proceeding. In June 2011, Liquidating Trustee for the CLT filed the AASI Creditor Liquidating Trustee’s Seventeenth Omnibus Objection to Claims but in August 2011, withdrew it with respect to SMI USA’s proof of claim. As a holder of allowed claims, we are entitled to receive distribution pursuant to the bankruptcy plan. On December 31, 2017, we received total distributions of US$265 thousand from
the CLT and this case is officially closed.